Relevant events of the year (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, R$ in Millions, $ in Millions										1 Months Ended													12 Months Ended
	May 14, 2024 $ / shares	May 09, 2024 $ / shares	May 02, 2024 ARS ($)	Jan. 04, 2024 ARS ($)	Nov. 06, 2023	Oct. 12, 2023 $ / shares	Oct. 05, 2023 ARS ($)	Oct. 05, 2023 USD ($)	Sep. 13, 2023 ARS ($) $ / shares shares	Apr. 25, 2024 ARS ($)	Apr. 22, 2024 shares	Mar. 27, 2024 ARS ($)	Mar. 20, 2024 ARS ($)	Nov. 29, 2023 $ / shares	Oct. 29, 2023 USD ($)	Oct. 24, 2023 $ / shares	Oct. 24, 2023 BRL (R$)	Sep. 19, 2023	Sep. 15, 2023 $ / shares	Sep. 15, 2023 $ / shares	Jun. 15, 2023 ARS ($) $ / shares	Jun. 15, 2023 ARS ($) $ / shares	Jun. 30, 2024 ARS ($) shares	Jun. 30, 2024 USD ($) shares	May 30, 2024 $ / shares shares	Mar. 01, 2024 shares	Jan. 29, 2024 $ / shares	Jan. 19, 2024 $ / shares	Jun. 30, 2023 ARS ($)
Statement [Line Items]
Net amount per GDS | $ / shares																											$ 0.370747
Increase capital stock amount									$ 6,552,400
Issuance of common stock | shares									6,552,405,000
Common stock Par value | $ / shares									$ 1
Description of nominal value of ordinary shares									the nominal value of the ordinary shares from ARS 1 to ARS 10 each and entitled to one (1) vote per share
Description of registry maintained by Caja de Valores																		the shares distribution and the change in nominal value was made simultaneously and the entry of the change of 811,137,457 book-entry common shares, with a nominal value of ARS 1 each and one vote per share, for the quantity of 736,354,245 book-entry common shares with a nominal value of ARS 10 each and one vote per share, consequently, a reverse split of the Company’s shares shall be carried out, where every 1 (one) old share with nominal value of ARS 1 shall be exchanged for 0.907804514 new shares with nominal value ARS 10
Description of share capital after indicated operation																		ARS 7,364 million represented by 736,354,245 book-entry common shares with a nominal value of ARS 10 each and one vote per share
Economic context in which the Group operated Description																							Between July 1, 2023, and June 30, 2024, accumulated inflation reached 271.5% (measured by the CPI). During the first half of 2024, inflation showed a deceleration, and the annual inflation projection for December 2024, according to the REM
Economic context in which the Group operated Exchange rate Description																							During the same period, according to the official exchange rate, the Argentine peso nominally depreciated against the US dollar, moving from ARS 256.7 to ARS 912 per dollar by the end of the period. The MEP dollar followed a similar trend, going from ARS 482.52 to ARS 1,348.58
Economic context in which the Group operated economic contraction remains Description																							The expectation of economic contraction remains for the rest of 2024, with a projected recovery of 3.5% in 2025
Payable in cash																							$ 21,103,000						$ 25,789,000
Shares Buyback Program New program IRSA [Member]
Statement [Line Items]
Maximum amount of investment				$ 5,000																	$ 5,000,000	$ 5,000,000
Capital stock of acquired percentage																					10.00%	10.00%
Description of transaction																					25% of the average volume of daily transactions that the shares have experienced of the Company, jointly in the markets it is listed, during the previous 90 business days, and up to a maximum price of USD 8 per GDS and ARS 425 per share	25% of the average volume of daily transactions that the shares have experienced of the Company, jointly in the markets it is listed, during the previous 90 business days, and up to a maximum price of USD 8 per GDS and ARS 425 per share
Additional Period of repurchase program				180 years	180 years
Maximum value of GDS | (per share)														$ 11.00								$ 9
Maximum value in Pesos | $ / shares														$ 1,320							$ 720
Percentage of program completed				99.95%
Validity Period of share repurchase program				180 years
Initial expiry date				December 13, 2023
Receive common shares from IRSA | shares																									5,125,667
Common stock per shares | $ / shares																									$ 10
Shares Buyback Program New program IRSA One [Member]
Statement [Line Items]
Maximum amount of investment				$ 6,500,000									$ 6,500,000
Capital stock of acquired percentage				10.00%									10.00%
Description of transaction				25% of the average volume of daily transactions that the shares have experienced of the Company, jointly in the markets it is listed, during the previous 90 business days, and up to a maximum price of USD 10 per GDS and ARS 1,200 per share									25% of the average volume of daily transactions that the shares have experienced of the Company, jointly in the markets it is listed, during the previous 90 business days, and up to a maximum price of USD 11 per GDS and ARS 1,250 per share
Additional Period of repurchase program				180 years									180 years
Percentage of program completed				99.91%							99.54%
Acquired Equivalent Common shares | shares											6,337,939															6,503,318
Percentage of outstanding shares				0.88%							0.86%
Description of approved program																							IRSA acquired 20,681,131 common shares (nominal value ARS 10 per share) for a total of ARS 17,865 million. The amounts are expressed in the currency at the time of acquisition
FYO - PaymentOfDividends [Member]
Statement [Line Items]
Distribution Of Dividend															$ 9.7
Banco Hipotecario S.A [Member]
Statement [Line Items]
Distribution Of Dividend												$ 26,500,000
Brasil Agro [Member]
Statement [Line Items]
Distribution Of Dividend | R$																	R$ 320
Dividend per share | $ / shares																$ 3.2387
Warrants Modification [Member]
Statement [Line Items]
Description of common shares																			the outstanding shares will change from 811,137,457 common shares, with a nominal value of ARS 1 each and one vote per share, to 736,354,245 common shares with a nominal value of ARS 10 each and one vote per share	the outstanding shares will change from 811,137,457 common shares, with a nominal value of ARS 1 each and one vote per share, to 736,354,245 common shares with a nominal value of ARS 10 each and one vote per share
Warrants exercise previous price | $ / shares																			$ 0.3689
Warrants exercise after price | $ / shares																				$ 0.4063
Share to be issued per warrant Ratio Previous Adjustment description																			Ratio previous to the adjustment: 1.1719 (Nominal Value ARS 1)	Ratio previous to the adjustment: 1.1719 (Nominal Value ARS 1)
Share to be issued per warrant Ratio After Adjustment description																			Ratio after the adjustment (current): 1.0639 (Nominal Value ARS 10)	Ratio after the adjustment (current): 1.0639 (Nominal Value ARS 10)
General Ordinary and Extraordinary Shareholders' Meeting [Member]
Statement [Line Items]
Integration of the Legal Reserve								$ 2,141.8
Payable in cash							$ 22,000,000
Description of shares payable in kind							the species being shares issued by IRSA Inversiones y Representaciones Sociedad Anónima (“IRSA”), owned by the Company and for the amount of 22,090,627 VN ARS 10, an amount that was updated by the liquidation derived from the distribution of released shares and change in par value, by applying a conversion ratio that for each share of par value ARS 1 corresponded to 0.90780451408 shares of par value ARS 10, at the closing price on October 4, 2023 of ARS 644.75 per IRSA share; and, (iii) the balance for the sum of ARS 12,416.5 million to the constitution of a Reserve for future dividends	the species being shares issued by IRSA Inversiones y Representaciones Sociedad Anónima (“IRSA”), owned by the Company and for the amount of 22,090,627 VN ARS 10, an amount that was updated by the liquidation derived from the distribution of released shares and change in par value, by applying a conversion ratio that for each share of par value ARS 1 corresponded to 0.90780451408 shares of par value ARS 10, at the closing price on October 4, 2023 of ARS 644.75 per IRSA share; and, (iii) the balance for the sum of ARS 12,416.5 million to the constitution of a Reserve for future dividends
legal reserve updated value of this meeting							$ 2,561,000
Partial capitalization of the Issue Premium account description							the distribution of the total amount of 5,791,355 treasury shares in the portfolio to the Shareholders in proportion to their shareholdings	the distribution of the total amount of 5,791,355 treasury shares in the portfolio to the Shareholders in proportion to their shareholdings
Distribution Of Dividend																							$ 40,693,300
Dividend updated value of this meeting																							$ 48,659,400
Ordinary Shareholders' Meeting [Member]
Statement [Line Items]
Distribution Of Dividend			$ 30,000,000
Exercise price share pre dividend price | $ / shares						$ 0.5036
Exercise price share post dividend price | $ / shares						$ 0.4508
Share to be issued per warrant description						Pre-dividend ratio: 1.1232. Post-dividend ratio: 1.2548
Ordinary Shareholders' Meeting One [Member]
Statement [Line Items]
Exercise price share pre dividend price | $ / shares	$ 0.4508
Exercise price share post dividend price | $ / shares	$ 0.4303
Share to be issued per warrant description	Pre-dividend ratio: 1.2548. Post-dividend ratio: 1.3146
Warrants exercise
Statement [Line Items]
Converted warrants | shares																							2,295,149	2,295,149
Warrants received																								$ 1.3
General Ordinary and Extraordinary Shareholders' Meeting One [Member]
Statement [Line Items]
Converted warrants | shares																							4,041,117	4,041,117
Warrants received																								$ 1.7
Integration of the Legal Reserve								$ 3,428.9
Legal Reserve							$ 2,867,500
Payable in cash							$ 64,000,000
Partial capitalization of the Issue Premium account description							it was approved to distribute 13,928,410 own shares in the portfolio of nominal value ARS 1 to the Shareholders in proportion to their shareholdings. Due to the aforementioned change in nominal value, each share of nominal value ARS 1 corresponds to 0.90780451408 shares of nominal value ARS 10, therefore, said amount updated by the aforementioned liquidation corresponds to the amount of 12,644,273 shares of nominal value ARS 10	it was approved to distribute 13,928,410 own shares in the portfolio of nominal value ARS 1 to the Shareholders in proportion to their shareholdings. Due to the aforementioned change in nominal value, each share of nominal value ARS 1 corresponds to 0.90780451408 shares of nominal value ARS 10, therefore, said amount updated by the aforementioned liquidation corresponds to the amount of 12,644,273 shares of nominal value ARS 10
Distribution Of Dividend			$ 55,000,000				$ 54,483,300
Integration of the Reserve for future dividends							$ 1,148,900
Net amount per GDS | $ / shares																												$ 0.955110
Exercise price share pre dividend price | $ / shares		$ 0.3522				$ 0.4063
Exercise price share post dividend price | $ / shares		$ 0.3307				$ 0.3522
Share to be issued per warrant description		Pre-dividend ratio: 1.2272. Post-dividend ratio: 1.3070 (nominal value ARS 10)				Pre-dividend ratio: 1.0639. Post-dividend ratio: 1.2272 (nominal value ARS 10)
La Rural S.A. [Member]
Statement [Line Items]
Distribution Of Dividend										$ 2,000,000